Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives For The Current and Comparative Periods	12 Months Ended
Dec. 31, 2022
Plant and equipment [member]
Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives For The Current and Comparative Periods [Line Items]
Estimated useful lives	10 years
Leasehold improvements [member]
Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives For The Current and Comparative Periods [Line Items]
Estimated useful lives	20 years
Motor vehicles [member]
Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives For The Current and Comparative Periods [Line Items]
Estimated useful lives	4 years
Computers [member]
Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives For The Current and Comparative Periods [Line Items]
Estimated useful lives	3 years
Furniture and fixtures [member]
Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives For The Current and Comparative Periods [Line Items]
Estimated useful lives	6 years